Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Enhanced Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Value ETF
Class Name	Fidelity® Enhanced Large Cap Value ETF
Trading Symbol	FELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period September 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 25	0.28%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, especially within information technology, where our stock picking in semiconductors & semiconductor equipment helped most. Picks in communication services, consumer staples and consumer discretionary also helped.
  •The top individual relative contributor was our non-benchmark stake in Nvidia (+194%). Other notable relative contributors included an overweight in Qualcomm (+70%) and a non-benchmark stake in Broadcom (+87%). This period we decreased our positions in Qualcomm and Broadcom.
  •In contrast, the largest detractor from performance versus the benchmark was stock picking in health care. Security selection in real estate, primarily within the equity real estate investment trusts (REITs) industry, also hampered the fund's result.
  •The biggest individual relative detractor was our non-benchmark stake in Teradata (-36%). The second-largest detractor was an overweight in Zimmer Biomet (-25%). This period we decreased our positions in Teradata and Zimmer Biomet. A stake in Hawaiian Electric Industries returned -66% and also notably hurt. Hawaiian Electric was not held at period end.
  •Notable changes in positioning include decreased exposure to consumer discretionary and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced Large Cap Value ETF $10,000 $10,508 $10,610 $12,338 $13,594 $14,453 $13,310 $19,669 $18,695 $20,608 $23,575 Russell 1000® Value Index $10,000 $10,413 $10,711 $12,375 $13,212 $14,331 $13,064 $18,771 $17,491 $19,509 $22,057 Russell 1000® Index $10,000 $10,737 $11,052 $13,044 $14,941 $16,438 $17,667 $25,277 $21,982 $26,239 $32,504 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Value ETF - NAV 14.40% 10.28% 8.95% Fidelity® Enhanced Large Cap Value ETF - Market Price A 14.60% 10.32% 8.97% Russell 1000® Value Index 13.06% 9.01% 8.23% Russell 1000® Index 23.88% 14.61% 12.51% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,792,516,935
Holdings Count | shares	333
Advisory Fees Paid, Amount	$ 5,908,652
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,792,516,935
Number of Holdings	333
Total Advisory Fee	$5,908,652
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 16.3 Health Care 14.3 Information Technology 10.8 Consumer Staples 7.3 Energy 6.7 Consumer Discretionary 5.6 Communication Services 4.5 Materials 4.4 Utilities 4.0 Real Estate 3.0 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 3.7 JPMorgan Chase & Co 3.1 Exxon Mobil Corp 2.8 Bank of America Corp 1.7 Walmart Inc 1.7 Procter & Gamble Co/The 1.4 Unitedhealth Group Inc 1.4 Johnson & Johnson 1.3 Intel Corp 1.2 Pfizer Inc 1.1 19.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Enhanced Large Cap Value ETF converted from Fidelity Enhanced Large Cap Value Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from August 31 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap ETF
Class Name	Fidelity® Enhanced Small Cap ETF
Trading Symbol	FESM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period March 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 10	0.28%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, led by industrials. Stock selection in consumer discretionary, consumer staples and materials also boosted the fund's relative performance.
  •The top individual relative contributor was an overweight in Super Micro Computer (+240%), which was our top stock holding. Overweight holdings in Abercrombie & Fitch (+376%) and Carvana (+160%) also notably helped. Abercrombie & Fitch and Carvana were among the fund's largest holdings at period end. The stake in Carvana was established this period.
  •In contrast, the biggest detractor from performance versus the benchmark was stock picking in real estate, primarily within the equity real estate investment trusts (REITs) industry. Security selection in health care also hampered the fund's result, as did an overweight in communication services.
  •The biggest individual relative detractor was an underweight in MicroStrategy (+302%), which ended the 12-month period as a top-10 fund holding. This was an investment we established this period. A second notable relative detractor was an overweight in CommScope (-78%). A stake in Omnicell returned -60% and also notably hurt. Omnicell was not held at period end.
  •Notable changes in positioning include decreased exposure to real estate and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced Small Cap ETF $10,000 $10,945 $10,250 $12,504 $14,173 $13,493 $12,195 $20,519 $15,971 $18,451 $21,069 Russell 2000® Index $10,000 $10,649 $9,932 $12,375 $14,549 $14,067 $13,135 $21,283 $15,920 $17,879 $19,677 Russell 3000® Index $10,000 $10,729 $10,959 $12,987 $14,907 $16,246 $17,306 $24,950 $21,490 $25,563 $31,475 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Small Cap ETF - NAV 14.19% 9.32% 7.74% Fidelity® Enhanced Small Cap ETF - Market Price A 14.29% 9.34% 7.75% Russell 2000® Index 10.06% 6.94% 7.00% Russell 3000® Index 23.13% 14.14% 12.15% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 574,172,456
Holdings Count | shares	568
Advisory Fees Paid, Amount	$ 514,102
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$574,172,456
Number of Holdings	568
Total Advisory Fee	$514,102
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Financials 15.1 Health Care 14.9 Information Technology 14.9 Consumer Discretionary 10.3 Energy 5.7 Materials 5.3 Real Estate 4.1 Consumer Staples 3.5 Communication Services 3.0 Utilities 2.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 97.3 Thailand 0.9 Ireland 0.7 Puerto Rico 0.7 Monaco 0.2 Canada 0.2 Norway 0.0 Israel 0.0 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 1.0 Fabrinet 0.9 SPS Commerce Inc 0.9 Applied Industrial Technologies Inc 0.8 Taylor Morrison Home Corp 0.8 Carpenter Technology Corp 0.7 Installed Building Products Inc 0.7 Murphy Oil Corp 0.7 CommVault Systems Inc 0.7 SkyWest Inc 0.7 7.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Fidelity Enhanced Small Cap ETF converted from Fidelity Enhanced Small Cap Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from February 28 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap ETF
Class Name	Fidelity® Enhanced Mid Cap ETF
Trading Symbol	FMDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period September 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 26	0.29%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, led by industrials. Stock picking in information technology and consumer discretionary, and positioning in consumer staples and communication services, also boosted relative performance.
  •The top individual relative contributor was an overweight in Vistra (+233%). Overweight holdings in AppLovin (+217%) and Robinhood Markets (+126%) also helped.
  •In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in health care. An underweight in energy also hampered the fund's result, as did stock picking and an underweight in financials.
  •The largest individual relative detractor was an underweight in CrowdStrike Holdings (+161%). We established a position in the stock during the period. Other notable relative detractors included an overweight in 10x Genomics (-66%) and an underweight in Constellation Energy (+121%). The latter was an investment we established this period.
  •Notable changes in positioning include lower allocations to health care and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced Mid Cap ETF $10,000 $10,845 $10,548 $12,433 $13,862 $14,491 $14,067 $21,084 $17,942 $20,616 $23,962 Russell Midcap® Index $10,000 $10,663 $10,723 $12,490 $14,030 $15,128 $14,789 $22,154 $18,322 $21,057 $23,768 Russell 3000® Index $10,000 $10,729 $10,959 $12,987 $14,907 $16,246 $17,306 $24,950 $21,490 $25,563 $31,475 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Mid Cap ETF - NAV 16.23% 10.58% 9.13% Fidelity® Enhanced Mid Cap ETF - Market Price A 16.35% 10.61% 9.14% Russell Midcap® Index 12.88% 9.46% 9.04% Russell 3000® Index 23.13% 14.14% 12.15% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,653,576,076
Holdings Count | shares	278
Advisory Fees Paid, Amount	$ 3,648,331
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,653,576,076
Number of Holdings	278
Total Advisory Fee	$3,648,331
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.9 Financials 16.4 Information Technology 14.8 Consumer Discretionary 12.1 Health Care 9.9 Materials 6.3 Real Estate 5.6 Energy 4.9 Utilities 4.0 Consumer Staples 3.9 Communication Services 2.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 99.7 Israel 0.3 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Simon Property Group Inc 1.0 Bank of New York Mellon Corp/The 1.0 Ross Stores Inc 1.0 Monolithic Power Systems Inc 0.9 Nucor Corp 0.9 DR Horton Inc 0.9 Cummins Inc 0.9 Cencora Inc 0.9 AMETEK Inc 0.8 Block Inc Class A 0.8 9.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Enhanced Mid Cap ETF converted from Fidelity Enhanced Mid Cap Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from August 31 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced International ETF
Class Name	Fidelity® Enhanced International ETF
Trading Symbol	FENI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced International ETF for the period September 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 32	0.36%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •International equities gained for the 12 months ending June 30, 2024, as global economic expansion amid improved financial conditions, fairly low volatility and firmer manufacturing activity provided a favorable backdrop for risk assets. Performance was largely driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picks in the U.K. and stock picking and an underweight in Europe ex the U.K. contributed to the fund's performance versus the benchmark. By sector, security selection was the primary contributor, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology, and picks and an underweight in consumer staples, also boosted relative performance, as did stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
  •The top individual relative contributor was an overweight in Rolls-Royce Holdings (+193%). This period we decreased our position. Other notable relative contributors included overweight holdings in Disco (+141%) and Wix.com (+98%). We decreased our investment in Wix.com during the period.
  •In contrast, from a regional standpoint, an overweight in Asia Pacific ex Japan, primarily in Hong Kong, and security selection in emerging markets detracted from the fund's relative result. By sector, the biggest detractor from performance versus the benchmark was stock selection in communication services. Also hurting our result were stock picks and an underweight in financials, primarily within the banks industry, and selection and an overweight in consumer discretionary, primarily within the automobiles & components industry.
  •The largest individual relative detractor was an overweight in Genmab (-34%). Overweight stakes in Panasonic Holdings (-33%) and RWE (-23%) also hurt. RWE was not held at period end.
  •Notable changes in positioning include increased exposure to the Netherlands and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced International ETF $10,000 $9,777 $8,838 $10,792 $11,596 $11,445 $10,724 $14,351 $11,777 $13,983 $16,016 MSCI EAFE Index $10,000 $9,591 $8,633 $10,403 $11,139 $11,285 $10,726 $14,222 $11,721 $13,952 $15,596 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced International ETF - NAV 14.54% 6.95% 4.82% Fidelity® Enhanced International ETF - Market Price A 14.45% 6.94% 4.81% MSCI EAFE Index 11.79% 6.69% 4.54% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,557,851,321
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 4,154,555
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,557,851,321
Number of Holdings	285
Total Advisory Fee	$4,154,555
Portfolio Turnover	109%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.1 Industrials 18.7 Health Care 13.8 Information Technology 11.2 Consumer Discretionary 9.3 Materials 8.2 Consumer Staples 6.5 Energy 3.4 Utilities 3.3 Communication Services 3.3 Real Estate 1.6 Common Stocks 97.8 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Japan 22.9 United States 11.1 United Kingdom 10.1 France 8.2 Germany 7.6 Australia 6.5 Netherlands 5.9 Switzerland 5.6 Denmark 4.1 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.0 ASML Holding NV 1.9 Shell PLC 1.7 Novartis AG 1.7 Roche Holding AG 1.5 TotalEnergies SE 1.4 Schneider Electric SE 1.2 Hitachi Ltd 1.2 ASML Holding NV depository receipt 1.1 Nestle SA 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Enhanced International ETF converted from Fidelity Enhanced International Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from August 31 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Growth ETF
Class Name	Fidelity® Enhanced Large Cap Growth ETF
Trading Symbol	FELG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period September 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 23	0.24%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, especially within industrials. Stock picks and an underweight in consumer discretionary, and picks in information technology, also boosted relative performance, as did an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
  •The top individual relative contributor was an overweight in Nvidia (+190%), which was one of our biggest holdings. Other notable relative contributors included a non-benchmark stake in Abercrombie & Fitch (+120%), an investment we established this period, and an underweight in Starbucks (-19%). Starbucks was not held at period end.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in health care, primarily within the health care equipment & services industry. Stock picking and an overweight in energy also hampered the fund's result.
  •The largest individual relative detractor was an overweight in Teradata (-33%). This period we increased our stake in the stock. The second-largest relative detractor was our non-benchmark stake in Bristol-Myers Squibb (-23%). An overweight in Lattice Semiconductor (-40%) also hurt. Lattice Semiconductor was not held at period end.
  •Notable changes in positioning include higher allocations to communication services and financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced Large Cap Growth ETF $10,000 $11,094 $11,159 $13,221 $16,059 $17,436 $21,164 $30,479 $25,359 $31,510 $42,642 Russell 1000® Growth Index $10,000 $11,056 $11,390 $13,716 $16,804 $18,746 $23,110 $32,932 $26,749 $34,000 $45,384 Russell 1000® Index $10,000 $10,737 $11,052 $13,044 $14,941 $16,438 $17,667 $25,277 $21,982 $26,239 $32,504 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Growth ETF - NAV 35.33% 19.59% 15.61% Fidelity® Enhanced Large Cap Growth ETF - Market Price A 35.76% 19.66% 15.64% Russell 1000® Growth Index 33.48% 19.34% 16.33% Russell 1000® Index 23.88% 14.61% 12.51% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,686,905,203
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 4,395,441
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,686,905,203
Number of Holdings	112
Total Advisory Fee	$4,395,441
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.1 Communication Services 13.4 Consumer Discretionary 13.3 Health Care 7.9 Financials 5.9 Industrials 5.4 Consumer Staples 1.6 Materials 1.2 Energy 1.1 Utilities 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Mexico 0.1 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.7 NVIDIA Corp 11.3 Apple Inc 11.2 Amazon.com Inc 6.1 Meta Platforms Inc Class A 4.4 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.7 Broadcom Inc 2.9 Eli Lilly & Co 2.3 Mastercard Inc Class A 1.8 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Enhanced Large Cap Growth ETF converted from Fidelity Enhanced Large Cap Growth Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from August 31 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Cloud Computing ETF
Class Name	Fidelity® Cloud Computing ETF
Trading Symbol	FCLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States gained 27% and contributed most from a security selection standpoint, followed by the U.K. (+8%). By sector, picks among information technology (+26%) stocks helped most. Exposure to the real estate (+16%) category proved advantageous as well.
•Conversely, emerging markets returned -44% and detracted most, followed by Canada (-6%). As it relates to sectors, industrials generated an approximately -28% result and hurt most.
•Turning to individual stocks, the biggest contributor was technology hardware & equipment company Super Micro Computer (+243%). A stake in Western Digital (+100%) - another technology hardware & equipment stock - was a plus as well. MicroStrategy (+340%), Microsoft (+36%) and ServiceNow (+40%), within the software & services industry, further lifted the fund's performance.
•Conversely, the biggest individual detractor was software & services firm MongoDB (-39%). Other software & services holdings, including Five9 (-46%), Snowflake (-23%), Fastly (-53%) and Teradata (-35%), proved detrimental as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2024. Initial investment of $10,000. Fidelity® Cloud Computing ETF $10,000 $6,331 $7,755 $9,629 Fidelity Cloud Computing Index℠ $10,000 $6,385 $7,854 $9,710 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Cloud Computing ETF - NAV A 24.16% -1.37% Fidelity® Cloud Computing ETF - Market Price B 24.03% -1.89% Fidelity Cloud Computing Index℠ A 23.63% -1.07% MSCI ACWI (All Country World Index) Index A 19.79% 6.70% A From October 5, 2021 B From October 7, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 77,121,561
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 225,751
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$77,121,561
Number of Holdings	51
Total Advisory Fee	$225,751
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 92.3 Real Estate 6.2 Industrials 1.5 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Israel 2.9 New Zealand 1.9 China 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Oracle Corp 5.2 Intuit Inc 4.8 Salesforce Inc 4.7 Servicenow Inc 4.6 Microsoft Corp 4.5 Equinix Inc 3.3 Datadog Inc Class A 2.9 Digital Realty Trust Inc 2.9 Workday Inc Class A 2.9 Snowflake Inc Class A 2.8 38.6
Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Electric Vehicles and Future Transportation ETF
Class Name	Fidelity® Electric Vehicles and Future Transportation ETF
Trading Symbol	FDRV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 34	0.40%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States returned -24% and detracted most from a security selection standpoint, followed by emerging markets (-41%). By sector, consumer discretionary stocks generated a -31% result and hurt most. Specifically, this group was hampered by the automobiles & components industry (-34%). Elsewhere, industrials (-37%) firms also were challenged, particularly the capital goods industry (-46%). Other notable detractors were the materials (-63%) and information technology (-14%) sectors.
•Turning to individual stocks, the biggest detractor was materials stock Albemarle (-57%). In capital goods, stakes in Plug Power (-78%) and ChargePoint Holdings (-83%) hurt as well. Samsung SDI (-49%), a technology hardware & equipment company, further detracted. Lastly, NIO (-57%), within the automobiles & components group, also proved detrimental to performance.
•Conversely, the top individual contributor was semiconductors & semiconductor equipment stock Analog Devices (+31%). Elsewhere in the industry, NXP Semiconductors (+34%) was another plus. In the consumer durables & apparel category, Garmin advanced roughly 37% and aided performance. Capital goods company Blue Bird rose 139% and helped as well. Lastly, Lyft (+46%), from the transportation category, was another plus.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2024. Initial investment of $10,000. Fidelity® Electric Vehicles and Future Transportation ETF $10,000 $7,085 $7,607 $5,359 Fidelity Electric Vehicles and Future Transportation Index℠ $10,000 $7,184 $7,751 $5,483 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Electric Vehicles and Future Transportation ETF - NAV A -29.55% -20.38% Fidelity® Electric Vehicles and Future Transportation ETF - Market Price B -30.25% -21.12% Fidelity Electric Vehicles and Future Transportation Index℠ A -29.25% -19.71% MSCI ACWI (All Country World Index) Index A 19.79% 6.70% A From October 5, 2021 B From October 7, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,787,168
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 169,524
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$32,787,168
Number of Holdings	51
Total Advisory Fee	$169,524
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 39.7 Information Technology 33.5 Industrials 18.6 Materials 8.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 55.2 China 18.7 Korea (South) 8.5 Germany 3.4 Singapore 2.8 France 2.7 Japan 2.4 Bailiwick Of Jersey 1.5 Israel 1.4 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tesla Inc 5.5 Uber Technologies Inc 5.3 Analog Devices Inc 4.8 NXP Semiconductors NV 4.0 BYD Co Ltd H Shares 3.7 Garmin Ltd 3.4 Infineon Technologies AG 3.4 ON Semiconductor Corp 2.9 Aptiv PLC 2.9 Skyworks Solutions Inc 2.8 38.7
Fidelity Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Clean Energy ETF
Class Name	Fidelity® Clean Energy ETF
Trading Symbol	FRNW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 34	0.40%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States returned -43% and was the foremost detractor this period from a security selection standpoint, followed by emerging markets (-30%). By sector, information technology generated a roughly -49% result and hurt performance most. This group was hampered by the semiconductors & semiconductor equipment industry (-53%) in particular. Industrials (-35%) stocks also were challenged, hindered by the capital goods industry (-36%). Other notable detractors were the utilities (-13%) and the energy (-88%) sectors.
•Turning to individual stocks, the biggest detractor was SolarEdge Technologies (-82%), within the semiconductors & semiconductor equipment category. Enphase Energy (-41%) - another semiconductors & semiconductor equipment firm - also proved detrimental in terms of the portfolio's result. Plug Power (-77%) and Shoals Technologies (-76%), within the capital goods industry, hindered the fund's return as well. Additionally, utilities stock Ørsted (-44%) further pressured performance.
•In contrast, the biggest individual contributor was First Solar (+18%), within the semiconductors & semiconductor equipment industry. Among utilities holdings, Neoen (+29%) and Meridian Energy (+15%) aided performance. Cadeler (+42%), a stock in the capital goods group, was another plus. Lastly, in technology hardware & equipment, Itron gained 14% and lifted the fund as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2024. Initial investment of $10,000. Fidelity® Clean Energy ETF $10,000 $8,388 $8,397 $5,931 Fidelity Clean Energy Index℠ $10,000 $8,508 $8,539 $6,049 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Clean Energy ETF - NAV A -29.37% -17.38% Fidelity® Clean Energy ETF - Market Price B -29.77% -17.94% Fidelity Clean Energy Index℠ A -29.16% -16.78% MSCI ACWI (All Country World Index) Index A 19.79% 6.70% A From October 5, 2021 B From October 7, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,386,822
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 112,407
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$25,386,822
Number of Holdings	52
Total Advisory Fee	$112,407
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 50.6 Industrials 32.3 Information Technology 16.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 34.0 Spain 9.5 Denmark 9.0 China 8.8 Canada 7.5 New Zealand 4.8 Germany 4.5 Portugal 3.4 Austria 2.9 Others 15.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Vernova Inc 5.4 First Solar Inc 4.2 Vestas Wind Systems A/S 4.1 Energias DE Portugal SA 3.4 Orsted AS 3.2 Enphase Energy Inc 3.2 Verbund AG Class A 2.9 Meridian Energy Ltd 2.7 Northland Power Inc 2.6 NEXTracker Inc Class A 2.6 34.3
Fidelity Digital Health ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Digital Health ETF
Class Name	Fidelity® Digital Health ETF
Trading Symbol	FDHT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Digital Health ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Digital Health ETF	$ 39	0.40%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States returned -13% and detracted most from a security selection standpoint, followed by emerging markets (-43%). By sector, health care stocks produced a -6% result and were most detrimental to performance. Specifically, this group was hampered by the health care equipment & services industry (-6%). Elsewhere, exposure to consumer staples (-18%) and communication services (0%) companies further detracted.
•In contrast, Asia Pacific ex Japan gained 56% and contributed most, followed by Europe ex the U.K. (+24%), especially Sweden (+13%). In terms of sectors, information technology returned -1% and contributed most, driven by the software & services industry (+7%). Stakes in industrials stocks also helped (+3%).
•On an individual basis, the biggest detractor was health care equipment & services firm Inspire Medical Systems (-59%). Teladoc Health (-61%), Nevro (-67%) and Accolade (-71%) - all health care equipment & services holdings as well - further challenged performance. Among consumer staples distribution & retail stocks, JD Health International returned about -53% and further weighed on performance.
•In contrast, the top individual contributor was health care equipment & services company Pro Medicus (+122%). Elsewhere in the health care equipment & services industry, stakes in Hims & Hers Health (+107%), Cochlear (+48%), Intuitive Surgical (+30%) and Tandem Diabetes Care (+66%) also helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2024. Initial investment of $10,000. Fidelity® Digital Health ETF $10,000 $7,401 $7,843 $7,332 Fidelity Digital Health Index℠ $10,000 $7,441 $7,913 $7,427 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Digital Health ETF - NAV A -6.52% -10.72% Fidelity® Digital Health ETF - Market Price B -7.03% -11.24% Fidelity Digital Health Index℠ A -6.14% -10.30% MSCI ACWI (All Country World Index) Index A 19.79% 6.70% A From October 5, 2021 B From October 7, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,264,028
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 35,407
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,264,028
Number of Holdings	45
Total Advisory Fee	$35,407
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 87.4 Consumer Staples 6.2 Industrials 2.6 Information Technology 2.2 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 66.2 Australia 6.5 Netherlands 5.9 Switzerland 4.8 Japan 4.7 China 3.2 New Zealand 3.2 Denmark 2.2 Sweden 2.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Intuitive Surgical Inc 4.9 Veeva Systems Inc Class A 4.5 Dexcom Inc 4.4 ResMed Inc 4.2 Koninklijke Philips NV 4.1 Insulet Corp 3.8 Cochlear Ltd 3.7 Sonova Holding AG 3.6 Fisher & Paykel Healthcare Corp Ltd 3.2 Pro Medicus Ltd 2.8 39.2
Fidelity Enhanced Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Core ETF
Class Name	Fidelity® Enhanced Large Cap Core ETF
Trading Symbol	FELC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period September 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 22	0.23%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  • U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, especially within information technology. Stock selection in consumer discretionary, stock picks and an underweight in consumer staples, and picks and an overweight in communication services also boosted the fund's relative performance.
  •The top individual relative contributor was an overweight in Nvidia (+190%), which was the fund's largest holding at period end. An underweight in Tesla (-24%) and an overweight in Broadcom (+87%) also contributed. Broadcom was among the fund's biggest holdings.
  •In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result were security selection and an overweight in industrials, primarily within the capital goods industry, and stock picks and an underweight in energy.
  •The biggest individual relative detractor was our non-benchmark stake in Teradata (-36%). This period we increased our investment in the stock. Other notable relative detractors included an underweight in Eli Lilly (+94%) and a non-benchmark stake in Hawaiian Electric Industries (-54%). Hawaiian Electric was not held at period end.
  •Notable changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Enhanced Large Cap Core ETF $10,000 $10,760 $10,860 $12,647 $14,756 $16,007 $17,193 $24,547 $22,411 $26,419 $33,271 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Core ETF - NAV 25.94% 15.76% 12.77% Fidelity® Enhanced Large Cap Core ETF - Market Price A 26.28% 15.82% 12.80% S&P 500® Index 24.56% 15.05% 12.86% A From November 20, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,911,234,375
Holdings Count | shares	201
Advisory Fees Paid, Amount	$ 4,204,212
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,911,234,375
Number of Holdings	201
Total Advisory Fee	$4,204,212
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.7 Health Care 12.5 Financials 12.2 Communication Services 11.3 Industrials 9.9 Consumer Discretionary 9.7 Consumer Staples 4.3 Energy 3.0 Materials 2.4 Utilities 1.2 Real Estate 0.9 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.1 Apple Inc 7.1 Microsoft Corp 6.7 Amazon.com Inc 3.9 Meta Platforms Inc Class A 2.9 Alphabet Inc Class C 2.5 Alphabet Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 2.0 JPMorgan Chase & Co 1.8 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Enhanced Large Cap Core ETF converted from Fidelity Enhanced Large Cap Core Index Fund on November 17, 2023. This move, approved by the Board of Trustees in June 2023, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency. Effective March 1, 2024, the fund's fiscal year end changed from August 31 to June 30.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Crypto Industry and Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Crypto Industry and Digital Payments ETF
Class Name	Fidelity® Crypto Industry and Digital Payments ETF
Trading Symbol	FDIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 51	0.40%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States gained roughly 78% and contributed most from a security selection standpoint, followed by Asia Pacific ex Japan (+91%), especially Singapore (+29%). By sector, information technology stocks rose about 52% and helped most, driven by the software & services industry (+60%). Exposure to financials stocks (+52%) proved advantageous as well.
•Conversely, Europe ex the U.K. returned -43% and detracted most, followed by emerging markets (-22%), especially Brazil (+6%). As it relates to sectors, communication services firms returned about -27% and were the biggest challenge.
•In terms of individual holdings, the biggest contributor was financial services stock Coinbase Global (+208%). Elsewhere, CleanSpark (+265%), TeraWulf (+154%), Core Scientific (+171%) and Iris Energy (+145%), within the software & services industry, also stood out to the upside.
•In contrast, the biggest individual detractor was Riot Platforms (-23%), a software & services company. Exposure to another software & services stock, Hive Digital Technologies (-33%), hurt as well. Among technology hardware & equipment firms, Canaan returned approximately -47% and further detracted, as did financial services positions Worldline (-71%) and Flywire (-47%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2024. Initial investment of $10,000. Fidelity® Crypto Industry and Digital Payments ETF $10,000 $4,808 $7,450 Fidelity Crypto Industry and Digital Payments Index℠ $10,000 $4,812 $7,479 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Crypto Industry and Digital Payments ETF - NAV A 52.67% 6.02% Fidelity® Crypto Industry and Digital Payments ETF - Market Price B 52.59% 10.97% Fidelity Crypto Industry and Digital Payments Index℠ A 53.31% 6.42% MSCI ACWI (All Country World Index) Index A 19.79% 9.10% A From April 19, 2022 B From April 21, 2022, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,792,520
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 267,622
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$103,792,520
Number of Holdings	39
Total Advisory Fee	$267,622
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 58.6 Financials 41.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 62.7 Canada 13.8 China 5.0 Australia 4.7 Brazil 3.0 France 2.5 Germany 2.1 Japan 1.6 Italy 1.4 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coinbase Global Inc Class A 11.2 Marathon Digital Holdings Inc 9.3 Cleanspark Inc 6.8 Terawulf Inc 5.2 Riot Platforms Inc 5.2 Hut 8 Corp (United States) 4.8 Iris Energy Ltd 4.7 Bitfarms Ltd/Canada (United States) 3.6 Core Scientific Inc 3.5 Cipher Mining Inc 2.9 57.2
Fidelity Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Metaverse ETF
Class Name	Fidelity® Metaverse ETF
Trading Symbol	FMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, the United States gained approximately 34% and was a notable contributor in terms of security selection. By sector, information technology stocks rose about 22% and added the most value. Exposure to communication services (+18%) firms also helped. Elsewhere, the real estate sector was up about 17%, boosted by real estate investment trusts (+24%) in particular.
•Conversely, equity markets in Europe ex the U.K., especially Switzerland (-68%), returned -27% and detracted most, followed by the U.K. (-44%). From a sector standpoint, consumer discretionary firms returned -20% and were the biggest performance challenge.
•Turning to individual stocks, the top contributor was semiconductors & semiconductor equipment company Nvidia (+199%). A stake in Qualcomm (+81%), another position within the semiconductors & semiconductor equipment industry, helped as well. Among technology hardware & equipment firms, Super Micro Computer gained roughly 244% and further boosted the fund's performance. Stakes in Meta Platforms (+74%) and Alphabet (+52%), within the media & entertainment category, proved advantageous as well.
•In contrast, the biggest individual detractor was semiconductors & semiconductor equipment stock Intel (-32%). ams ORSAM (-68%) and Advanced Micro Devices (-15%), also in the semiconductors & semiconductor equipment industry, further pressured the portfolio's return. Exposure to software & services company Unity Software (-61%) hurt as well. Lastly, another notable detractor was NCSoft (-41%), a media & entertainment holding.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2024. Initial investment of $10,000. Fidelity® Metaverse ETF $10,000 $8,433 $10,209 Fidelity Metaverse Index℠ $10,000 $8,444 $10,274 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Metaverse ETF - NAV A 19.25% 9.36% Fidelity® Metaverse ETF - Market Price B 18.53% 11.61% Fidelity Metaverse Index℠ A 19.79% 9.89% MSCI ACWI (All Country World Index) Index A 19.79% 9.10% A From April 19, 2022 B From April 21, 2022, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,559,600
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 93,953
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$33,559,600
Number of Holdings	51
Total Advisory Fee	$93,953
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 56.8 Communication Services 36.9 Real Estate 6.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 73.1 China 10.5 Korea (South) 9.9 France 2.7 Japan 1.4 Sweden 0.8 United Kingdom 0.8 Taiwan 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Adobe Inc 5.0 Samsung Electronics Co Ltd 4.8 Apple Inc 4.7 Microsoft Corp 4.6 Alphabet Inc Class A 4.6 Tencent Holdings Ltd 4.5 Meta Platforms Inc Class A 4.5 NVIDIA Corp 4.4 Advanced Micro Devices Inc 4.3 QUALCOMM Inc 4.0 45.4